Annual Operating Expenses {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund	Jul. 13, 2021
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%